Stock Incentive Plan (Details) - Schedule of stock option activity - SoundHound, Inc. [Member] - USD ($)	4 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Stock Incentive Plan (Details) - Schedule of stock option activity [Line Items]
Shares Available for Grant, Outstanding Beginning Balance	378,010
Outstanding Stock Options, Outstanding Beginning Balance	4,276,480
Weighted Average Exercise Price Per Share, Outstanding Beginning Balance (in Dollars per share)	$ 10.35
Weighted Average Remaining Contractual Term (Years), Outstanding Beginning Balance	6 years 5 months 8 days	6 years 9 months
Aggregate Intrinsic Value, Outstanding Beginning Balance (in Dollars)	$ 33,784,762	$ 36,987,000
Shares Available for Grant, Authorized	650,000	650,000
Outstanding Stock Options, Authorized
Weighted Average Exercise Price Per Share, Authorized (in Dollars per share)
Weighted Average Remaining Contractual Term (Years), Authorized
Aggregate Intrinsic Value, Authorized (in Dollars)
Shares Available for Grant, Granted	(1,446,350)	(936,542)
Outstanding Stock Options, Granted	1,446,350	936,542
Weighted Average Exercise Price Per Share, Granted (in Dollars per share)	$ 19.98	$ 37.99
Weighted Average Remaining Contractual Term (Years), Granted
Aggregate Intrinsic Value, Granted (in Dollars)
Outstanding Stock Options, Exercised	(68,679)	(392,064)
Weighted Average Exercise Price Per Share, Exercised (in Dollars per share)	$ 2.82	$ 4.86
Aggregate Intrinsic Value, Exercised (in Dollars)	$ 1,138,159	$ 6,851,000
Shares Available for Grant, Forfeited	475,875
Outstanding Stock Options, Forfeited	(475,875)	(320,137)
Weighted Average Exercise Price Per Share, Forfeited (in Dollars per share)	$ 13.76	$ 17.24
Weighted Average Remaining Contractual Term (Years), Forfeited
Aggregate Intrinsic Value, Forfeited (in Dollars)
Shares Available for Grant, Outstanding Eanding Balance	57,535	91,130
Outstanding Stock Options, Outstanding Eanding Balance	5,178,276	5,402,617
Weighted Average Exercise Price Per Share, Outstanding Eanding Balance (in Dollars per share)	$ 13.23	$ 17.89
Weighted Average Remaining Contractual Term (Years), Outstanding Eanding Balance	6 years 9 months	6 years 10 months 13 days
Aggregate Intrinsic Value, Outstanding Eanding Balance (in Dollars)	$ 36,986,641	$ 128,904,000
Outstanding Stock Options, Options exercisable at December 31, 2020	3,222,699	3,122,639
Weighted Average Exercise Price Per Share, Options exercisable at December 31, 2020 (in Dollars per share)	$ 10.15	$ 11.47
Weighted Average Remaining Contractual Term (Years), Options exercisable at December 31, 2020	5 years 3 months 21 days	5 years 2 months 26 days
Aggregate Intrinsic Value, Options exercisable at December 31, 2020 (in Dollars)	$ 32,936,645	$ 94,561,000
Outstanding Stock Options, Vested and expected to vest at December 31, 2020	5,178,276
Weighted Average Exercise Price Per Share, Vested and expected to vest at December 31, 2020 (in Dollars per share)	$ 13.23
Weighted Average Remaining Contractual Term (Years), Vested and expected to vest at December 31, 2020	6 years 9 months
Aggregate Intrinsic Value, Vested and expected to vest at December 31, 2020 (in Dollars)	$ 36,986,641